Debt Obligations, Debt Repurchases Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Repurchases Summary [Abstract]
Loss from financing activities	$ 10.1	$ 12.4	$ 14.7
Unsecured Debt [Member] | TRC Term Loan, Variable Rate [Member]
Debt Repurchases Summary [Abstract]
Recognition of unamortized discount	4.7	0.0	0.0
Write-off of deferred debt issuance costs	8.2	0.0	0.0
Targa Resources Partners LP [Member] | Unsecured Debt [Member]
Debt Repurchases Summary [Abstract]
Gain (loss) on repurchase of debt	(3.6)
Write-off of deferred debt issuance costs	0.1
Targa Resources Partners LP [Member] | Unsecured Debt [Member] | Notes 6 3/8% Notes [Member]
Debt Repurchases Summary [Abstract]
Premium over face value paid upon redemption	0.0	0.0	6.4
Write-off of deferred debt issuance costs	0.0	0.0	1.0
Targa Resources Partners LP [Member] | Unsecured Debt [Member] | Notes 7 7/8% Notes [Member]
Debt Repurchases Summary [Abstract]
Premium over face value paid upon redemption	0.0	9.9	0.0
Write-off of deferred debt issuance costs	0.0	2.5	0.0
Targa Resources Partners LP [Member] | Unsecured Debt [Member] | Notes 11 1/4% Notes [Member]
Debt Repurchases Summary [Abstract]
Premium over face value paid upon redemption	0.0	0.0	4.1
Recognition of unamortized discount	0.0	0.0	2.2
Write-off of deferred debt issuance costs	0.0	0.0	1.0
Targa Resources Partners LP [Member] | Unsecured Debt [Member] | Notes 5 1/4% Notes [Member]
Debt Repurchases Summary [Abstract]
Gain (loss) on repurchase of debt	(3.3)	0.0	0.0
Write-off of deferred debt issuance costs	0.1
Targa Resources Partners LP [Member] | Unsecured Debt [Member] | Notes 4 1/4% Notes [Member]
Debt Repurchases Summary [Abstract]
Gain (loss) on repurchase of debt	(0.3)	0.0	0.0
Targa Resources Partners LP [Member] | Unsecured Debt [Member] | Notes 6 5/8% Notes [Member]
Debt Repurchases Summary [Abstract]
Loss from financing with exchange offer	$ 0.7	$ 0.0	$ 0.0